Property, plant and equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Depreciation expense	$ 15.9	$ 6.3	$ 3.9